The Hartford Balanced Income Fund Investment Objectives and Goals - The Hartford Balanced Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Hartford Balanced Income Fund Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	with growth of capital as a secondary objective.